Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Receivables (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance	$ 325.3	$ 7.3
Reversal/Write-off	(78.5)	318.2
Effect of exchange rate changes	(0.2)	(0.2)
Ending balance	$ 246.6	325.3	$ 7.3
IFRS 9 [member]
Disclosure of financial assets [line items]
Beginning balance		$ 7.3	227.0
Reversal/Write-off			(219.7)
Ending balance			$ 7.3